DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP, NGSP
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the Northrop Grumman Financial Security and Savings Program (the “Plan” or “FSSP”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan's provisions.
General
The Plan is a qualified defined contribution plan established for the benefit of certain employees of Northrop Grumman Corporation (the “Company” or “Plan sponsor”) acquired as part of the Company's acquisition of Litton Industries, Inc. The Plan is closed to new participants and no further contributions are permitted.
The Plan's Benefit Plans Administrative and Investment Committees control and manage the operation of the Plan. State Street Bank and Trust Company (“State Street” or the “Trustee”) serves as the Trustee of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
The Plan holds an interest in the Northrop Grumman Defined Contribution Plans Master Trust (the “DC Master Trust”) through the non-participant directed retirement account (“FSSP Retirement Account”) and the participant directed savings account (“FSSP Savings Account”). It also holds investments in a short-term investment fund at the Trustee.
Participant Accounts
Individual accounts are maintained for each Plan participant. Each participant account is credited with an allocation of any Plan earnings from the DC Master Trust. Each participant account is charged with withdrawals and an allocation of any Plan losses and administrative expenses. Allocations are based on participant units. Participants are generally entitled to the net of contributions, withdrawals and allocations.
Vesting
Plan participants are fully vested in the balance of their accounts.
Investment Options
When participants were eligible to contribute to the Plan, participants could deposit up to 4 percent of eligible compensation into their FSSP Retirement Account which was used as the basis for calculating pension benefits. Contributions into this account are invested in the Balanced Fund within the DC Master Trust.
Participant contributions in excess of 4 percent of eligible compensation were deposited into their FSSP Savings Account and could be invested in one or more of the FSSP Savings Account investment options described below. The investment funds are managed by a professional investment manager appointed by Plan management.
Participants may generally change their investment elections in the FSSP Savings Accounts daily. Existing account balances can also be transferred daily, subject to certain restrictions.
Amounts deposited into each investment fund are used to purchase units of that fund based on unit values that are updated daily prior to any Plan transactions, including withdrawals, distributions, and transfers. The value of each participant's account is dependent upon the number of units purchased to date and the current value of each unit.
U.S. Equity Fund —The U.S. Equity Fund primarily consists of holdings in large and medium-sized U.S. company stocks. The fund’s objective is to achieve a high total return through long-term growth of capital and the reinvestment of current income.
U.S. Fixed-Income Fund — The U.S. Fixed-Income Fund primarily consists of holdings in marketable, fixed-income securities rated within the four highest investment grades assigned by Moody’s Investor Services or Standard & Poor’s Corporation, U.S. Treasury or federal agency obligations, or cash equivalent instruments. The fund invests in a range of fixed-income securities that mature, on average, in eight to ten years.
Stable Value Account — Investments in the Stable Value Account primarily include synthetic guaranteed investment contracts (“synthetic GICs”), cash and cash equivalents. See Note 5 for further information on synthetic GICs.
Northrop Grumman Fund (“NG Stock Fund”) — The NG Stock Fund invests primarily in Northrop Grumman Corporation common stock.
Balanced Fund — The Balanced Fund is designed to provide investors with a diversified portfolio consisting of targeted proportions of fixed-income securities (35 percent), U.S. equities (45 percent), and international equities (20 percent). The fund seeks to exceed the return of the bond market and approach the return of the stock market, but with less risk than an investment solely in equities.
International Equity Fund — The International Equity Fund consists of stocks of a diversified group of companies in developed countries outside of the U.S. The fund’s objectives are capital appreciation over the long term, along with current income (dividends).
Small Cap Fund — The Small Cap Fund consists of a diversified group of U.S. companies with lower market capitalization and higher expected revenue growth than the large, well-established companies that make up the S&P 500 Index. The fund seeks to provide capital appreciation over the long term, rather than current income.
Emerging Markets Fund — The Emerging Markets Fund consists of a diversified portfolio of stocks issued by companies based in developing countries. The fund’s objective is capital appreciation over the long term.
Retirement Path Portfolios — Each retirement path is a broadly diversified portfolio of funds consisting of equities, fixed-income securities and other investments tailored to the participants' investment time horizons. The name of each portfolio reflects the year when the participants expect to retire or draw interest and/or principal out of their accounts. The portfolio consists of eleven Retirement Path funds spanning to 2070.
Apart from the Stable Value Account and NG Stock Fund, the large majority of the other funds are included in common/collective trust (“CCT”) funds. These funds manage pooled trust accounts, which group assets together to develop generally larger and more diversified portfolios. These funds may also include a short-term investment fund.
Notes Receivable from Participants
Participants may borrow from their FSSP Savings Account in accordance with the Plan document, with loans from a minimum of $1,000, up to a maximum equal to the lesser of 1) $50,000, reduced by the highest outstanding loan balance over the past 12 months, or 2) 50 percent of their vested account balances. Loans are secured by the balance in the participant's FSSP Savings Account and are issued at an interest rate set at the prime rate plus one percent. Repayments are made from payroll deductions (for active employees) or other forms of payment (for former employees or employees on a leave of absence). As of December 31, 2025, outstanding participant loans had maturities through 2030 and interest rates ranging from 4.25 percent to 9.5 percent. As of December 31, 2024, outstanding participant loans had maturities through 2029 and interest rates ranging from 4.25 percent to 9.5 percent.
Payment of Benefits
Upon termination of employment with the Company (including termination due to death, disability, or retirement), participants may receive a lump-sum payment of their entire FSSP Retirement and/or Savings Account balances, installment payments, or the total account balance as an annuity, net of any outstanding loan balances. In addition, participants have the option to take the total distribution as an annuity subject to Plan terms. At retirement, participants may also elect a rollover of their FSSP Retirement Account to another Company pension plan. Otherwise, distributions generally begin on a participant's mandatory commencement date. Participants may roll over account balances to individual retirement accounts or another employer's qualified retirement plan.
Distributions from the NG Stock Fund will be paid in cash, stock, or a combination thereof, depending on the participant's election.
Withdrawals
Participants may withdraw all or a portion of their vested account balance in accordance with the Plan document, which provides for different rules for withdrawals based on whether or not the participant has reached age 59 1/2.